11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	$ 31	$ 35	$ 44
Items classified in profit or loss
Current services cost	3	3	2
Cost for interest	14	13	8
Past services cost			(5)
Items classified in other comprehensive income
Actuarial (gains) losses	(2)	(2)	4
Benefit payments	(2)	(2)	(3)
Reclassification to liabilities associated to assets classified as held for sale	(10)
Gain on monetary position, net	(13)	(16)	(15)
Liabilities, ending	21	31	35
Present value of the obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	36	40	47
Items classified in profit or loss
Current services cost	3	3	2
Cost for interest	16	15	9
Past services cost			(5)
Items classified in other comprehensive income
Actuarial (gains) losses	(3)	(2)	6
Benefit payments	(2)	(2)	(3)
Reclassification to liabilities associated to assets classified as held for sale	(10)
Gain on monetary position, net	(15)	(18)	(16)
Liabilities, ending	25	36	40
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	(5)	(5)	(3)
Items classified in profit or loss
Current services cost
Cost for interest	(2)	(2)	(1)
Past services cost
Items classified in other comprehensive income
Actuarial (gains) losses	1		(2)
Benefit payments
Reclassification to liabilities associated to assets classified as held for sale
Gain on monetary position, net	2	2	1
Liabilities, ending	$ (4)	$ (5)	$ (5)